Personnel and related taxes payable (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Personnel and related taxes payable

	2021	2020
Personnel and related taxes	1,866	372
Accrued vacation and related charges	2,003	920
Employee profit sharing (a)	32,043	10,239
Officers’ Fund (b)	1,852	1,271

Personnel and related taxes payable - current liabilities	37,764	12,802

Officers’ Fund (b)	3,029	1,527
Strategic Bonus (c)	2,223	—

Personnel - non-current liabilities	5,252	1,527